REVENUE - Disaggregation of Revenue by Destination of Shipment (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Total Revenue	€ 1,950	€ 2,275	€ 3,906	€ 4,254
Total Europe
Disclosure of geographical areas [line items]
Total Revenue	1,100	1,322	2,227	2,449
Germany
Disclosure of geographical areas [line items]
Total Revenue	447	562	926	1,059
France
Disclosure of geographical areas [line items]
Total Revenue	178	204	360	373
United Kingdom
Disclosure of geographical areas [line items]
Total Revenue	67	63	128	114
Switzerland
Disclosure of geographical areas [line items]
Total Revenue	15	23	40	54
Spain
Disclosure of geographical areas [line items]
Total Revenue	85	70	166	128
Czech Republic
Disclosure of geographical areas [line items]
Total Revenue	67	92	124	149
Other Europe
Disclosure of geographical areas [line items]
Total Revenue	241	308	483	572
United States
Disclosure of geographical areas [line items]
Total Revenue	716	770	1,389	1,509
Asia and Other Pacific
Disclosure of geographical areas [line items]
Total Revenue	61	66	122	113
All Other
Disclosure of geographical areas [line items]
Total Revenue	€ 73	€ 117	€ 168	€ 183